OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

April 27, 2011

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:     Oppenheimer Variable Account Funds
   Post-Effective Amendment No. 60 under the Securities Act
   and Amendment No. 55 under the Investment Company Act
   File Nos. 2-93177; 811-4180

To the Securities and Exchange Commission:

On behalf of Oppenheimer Balanced Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Core Bond Fund/VA, Oppenheimer Global Securities Fund/VA, Oppenheimer Global Strategic Income Fund/VA, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Fund/VA, Oppenheimer Main Street Small Cap Fund/VA, Oppenheimer Money Fund/VA, Oppenheimer Small- & Mid-Cap Growth Fund/VA and Oppenheimer Value Fund/VA, each a series of Oppenheimer Variable Account Funds (the “Funds”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is an amendment to the Funds’ Registration Statement on Form N-1A (the “Registration Statement”), including the exhibits thereto, which amendment constitutes Post-Effective Amendment No. 60 to the Registration Statement under the Securities Act and Amendment No. 55 to the Registration Statement under the Investment Company Act (the “Amendment”).

The Amendment for the Funds, other than Oppenheimer Global Strategic Income Fund/VA and Oppenheimer Main Street Small Cap Fund/VA, has been tagged to indicate paragraphs of each Fund’s Prospectus that include changes from Post-Effective Amendment No. 56 to the Registration Statement, which was filed with the Commission on April 28, 2010. The Amendment for Oppenheimer Global Strategic Income Fund/VA has been tagged to indicate paragraphs of the Prospectus that include changes from Post-Effective Amendment No. 57, which was filed with the Commission on February 16, 2011. The Amendment for Oppenheimer Main Street Small Cap Fund/VA’s Prospectus and the Funds’ Statement of Additional Information have been tagged to indicate paragraphs of the Prospectus and Statement of Additional Information that include changes from Post-Effective Amendment No. 59, which was filed with the Commission on February 28, 2011. This filing is being made to include the (i) audited financial statements of the Funds for the fiscal year ended December 31, 2010, together with a copy of a signed Independent Registered Public Accounting Firm's consent, (ii) certain exhibits, and (iii) non-material changes permitted by Rule 485(b) under the Securities Act.

On February 16, 2011, Oppenheimer Global Strategic Income Fund/VA filed an amendment under Rule 485(a) for the purpose of adding disclosure about the Fund’s investment in a wholly-owned subsidiary. On February 28, 2011, Oppenheimer Main Street Small Cap Fund/VA filed an amendment under Rule 485(a) for the purpose of adding a portfolio manager and making certain changes to the investment policy and a corresponding change of the Fund's name to Oppenheimer Main Street Small- & Mid-Cap Fund/VA. Today's filing incorporates the revisions in response to comments received from the Commission staff. A letter responding to the Staff’s comments is also included as part of this filing.

Pursuant to Rule 485(b)(4) under the Securities Act, the undersigned counsel, who prepared or reviewed the Amendment, hereby represents to the Commission that, to our knowledge, the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of Rule 485. This filing is intended to become effective under Rule 485(b) on April 29, 2011, as indicated on the facing page.

The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to:

Taylor V. Edwards, Esq.
Vice President & Associate Counsel
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 16th Floor
New York, New York 10281-1008
212-323-0310
tedwards@oppenheimerfunds.com

Very truly yours,

/s/ Adrienne Ruffle

Adrienne Ruffle

Vice President and Associate Counsel

Tel.: 212.323.5231

Fax: 212.323.4070

aruffle@oppenheimerfunds.com

Attachments

cc:     K&L Gates LLP

KPMG LLP
         Gloria LaFond

Nancy S. Vann